Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities)

Financial Information

	2023			2022
		Plan			Plan
	Obligation	Assets	Net	Obligation	Assets	Net
Balance – beginning of year	(1,507)	1,330	(177)	(1,996)	1,731	(265)
Components of defined benefit expense recognized in earnings
Current service cost for benefits earned during the year	(16)	‐	(16)	(27)	‐	(27)
Interest (expense) income	(70)	65	(5)	(60)	52	(8)
Past service cost, including curtailment gains and settlements [1]	76	‐	76	24	(39)	(15)
Foreign exchange rate changes and other	(8)	4	(4)	28	(21)	7
Subtotal of components of defined benefit (recovery) expense recognized in earnings	(18)	69	51	(35)	(8)	(43)
Remeasurements of the net defined benefit liability recognized in OCI during the year
Actuarial gain arising from:
Changes in financial assumptions	7	‐	7	423	‐	423
Changes in demographic assumptions	‐	‐	‐	21	‐	21
(Loss) gain on plan assets (excluding amounts included in net interest)	‐	(30)	(30)	‐	(337)	(337)
Subtotal of remeasurements	7	(30)	(23)	444	(337)	107
Cash flows
Contributions by plan participants	(4)	4	‐	(6)	6	‐
Employer contributions	‐	20	20	‐	24	24
Benefits paid	83	(83)	‐	86	(86)	‐
Subtotal of cash flows	79	(59)	20	80	(56)	24
Balance – end of year [2]	(1,439)	1,310	(129)	(1,507)	1,330	(177)
Balance is composed of:
Non-current assets
Other assets (Note 16)			138			157
Current liabilities
Payables and accrued charges (Note 20)			(15)			(15)
Non-current liabilities
Pension and other post-retirement benefit liabilities			(252)			(319)

1  In 2023, there were design plan changes that resulted in a gain of $80 to other post-retirement pension plans.

2  Obligations arising from funded and unfunded pension plans are $1,266 and $173 (2022 – $1,255 and $252), respectively. Other post-retirement benefit plans have no plan assets and are unfunded.

Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category

Plan Assets

As at December 31, the fair value of plan assets of our defined benefit pension plans, by asset category, were as follows:

	2023			2022
	Quoted Prices			Quoted Prices
	in Active			in Active
	Markets for			Markets for
	Identical Assets	Other [1]	Total	Identical Assets	Other [1]	Total
Cash and cash equivalents	30	5	35	93	4	97
Equity securities and equity funds
US	9	115	124	8	107	115
International	‐	9	9	‐	14	14
Debt securities [2]	‐	909	909	‐	841	841
Other	‐	233	233	‐	263	263
Total pension plan assets	39	1,271	1,310	101	1,229	1,330

1  Approximately 96 percent (2022 – 100 percent) of the Other plan assets are held in funds whose fair values are estimated using their net asset value per share. For the majority of these funds, the redemption frequency is immediate. The Pension Committee manages the asset allocation based upon our current liquidity and income needs.

2  Debt securities included US securities of 76 percent (2022 – 77 percent), International securities of 20 percent (2022 – 22 percent) and Mortgage-backed securities of 4 percent (2022 – 1 percent).

Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact

Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows:

	Change in Assumption	2023	2022
Benefit obligation as reported		1,439	1,507
Discount rate	1.0 percentage point decrease	190	210
	1.0 percentage point increase	(150)	(170)

Defined Benefit Plans

We used the following significant assumptions to determine the benefit obligations and expense for our significant plans as at and for the year ended December 31. These assumptions are determined by management and are reviewed annually by our independent actuaries.

	Pension		Other
	2023	2022			2023			2022
Assumptions used to determine the benefit obligations [1]:
Discount rate (%)	5.03	5.01			4.81			4.86
Rate of increase in compensation levels (%)	4.28	4.29			n/a			n/a
Medical cost trend rate – assumed (%) [2]	n/a	n/a	4.50	–	6.75	4.50	–	7.00
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a			2033			2033
Mortality assumptions (years) [3]
Life expectancy at 65 for a male member currently at age 65	20.7	20.6			21.0			20.5
Life expectancy at 65 for a female member currently at age 65	22.9	22.9			23.6			23.2
Average duration of the defined benefit obligations (years) [4]	12.3	12.7			10.6			12.8

1  The current year’s expense is determined using the assumptions that existed at the end of the previous year.

2  We assumed a graded medical cost trend rate starting at 6.75 percent in 2023, moving to 4.50 percent by 2033 (2022 – starting at 7.00 percent, moving to 4.50 percent by 2033). The annual health care reimbursement amount is assumed to increase by 2.00 percent each year.

3  Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.

4  Weighted average length of the underlying cash flows.

Description of Regulatory Framework in which Plan Operates	United States non-contributory, guaranteed annual pension payments for life, benefits generally depend on years of service and compensation level in the final years leading up to age 65, benefits available starting at age 55 at a reduced rate, and plans provide for maximum pensionable salary and maximum annual benefit limits. made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 and associated Internal Revenue Service regulations and procedures. Canada made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.
Description Of Any Other Entitys Responsibilities For Governance Of Plan	Our defined benefit pension plans are funded with separate funds that are legally separated from the Company and administered through the Pension Committee in each country, which is composed of our employees. The Pension Committee is required by law to act in the best interests of the plan participants and, in the US and Canada, is responsible for the governance of the plans, including setting certain policies (e.g., investment and contribution) of the funds. The current investment policy for each country’s plans generally does not include currency hedging strategies. Plan assets held in trusts are governed by local regulations and practices in each country, as is the nature of the relationship between the Company and the trustees and their composition.